Financial Instruments by Category - Schedule of Net Gains or Losses by Financial Instrument (Details) - Amortized Cost [Member] - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Net Gains or Losses by Financial Instrument [Line Items]
Interest income	$ 4,318	$ 5,526
Foreign exchange gains	491	11,726
Gains on foreign currency translation	18,582	12,619
Interest expense	(16,399)	(13,545)
Losses on foreign currrency transaction	(9,274)	(20,695)
Losses on foreign currrency translation	$ (15,507)	$ (47,391)